Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies [Abstract]
Office Rental Obligations
The following table sets forth the Company’s undiscounted office rental obligations as at June 30, 2023:

Amount
Year 1	$65
Year 2	62
Year 3	10
Total	$137
Less imputed interest	(10)
Present value of lease liabilities	$127

Lease liabilities, current	61
Lease liabilities, non- current	66
Present value of lease liabilities	$127